Zurich Advantage III

Supplement dated November 21, 2019

to the

Prospectus dated May 1, 2019

Issued By

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Sustainable U.S. Equity Portfolio)

Effective on or about December 31, 2019, Newton Investment Management (North America) Limited will no longer serve as sub-advisor to the fund.

In your Prospectus, under the section “ZALICO, THE SEPARATE ACCOUNT AND THE FUNDS,” and under the heading “The Funds,” the following paragraph is deleted in its entirety:

The Dreyfus Corporation serves as the investment adviser for the Dreyfus MidCap Stock Portfolio and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Newton Investment Management (North America) Limited (Newton) serves as the sub-adviser for The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

and is replaced with the following paragraph:

BNY Mellon Investment Adviser, Inc. (formerly The Dreyfus Corporation) serves as the investment adviser for the Dreyfus MidCap Stock Portfolio and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc.). Newton Investment Management Limited (NIM) serves as the sub-adviser for BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Franklin U.S. Government Securities VIP Fund

Effective immediately, Franklin Templeton Institutional, LLC (FT Institutional) is added as a sub-advisor to the fund.

In your Prospectus, under the section “ZALICO, THE SEPARATE ACCOUNT AND THE FUNDS,” and under the heading “The Funds,” the following paragraph is deleted in its entirety:

Franklin Advisers, Inc. is the investment adviser for the Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and the Franklin U.S. Government Securities VIP Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery

VIP Fund, Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets VIP Fund.

and is replaced with the following paragraph:

Franklin Advisers, Inc. is the investment adviser for the Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and the Franklin U.S. Government Securities VIP Fund. Franklin Templeton Institutional, LLC (FT Institutional) serves as sub-adviser for the Franklin U.S. Government Securities VIP Fund.

Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery VIP Fund, Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets VIP Fund.

This Supplement Should Be Retained with Your Prospectus for Future Reference.